Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs	12 Months Ended
Dec. 31, 2020
Write-offs [Member] | Consumer Loans With Or Without Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	6 months
Write-offs [Member] | Other Transactions Without Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	24 months
Write-offs [Member] | Commercial Loans With Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	36 months
Write-offs [Member] | Mortgage Loans [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	48 months
Write-offs [Member] | Consumer Leasing [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	6 months
Write-offs [Member] | Other Non-Mortgage Leasing Transactions [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	12 months
Write-offs [Member] | Mortgage Leasing (Household And Business) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	36 months
Charge-offs [Member] | Consumer Loans With Or Without Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	6 months
Charge-offs [Member] | Other Transactions Without Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	24 months
Charge-offs [Member] | Commercial Loans With Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	36 months
Charge-offs [Member] | Mortgage Loans [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	48 months
Charge-offs [Member] | Consumer Leasing [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	6 months
Charge-offs [Member] | Other Non-Mortgage Leasing Transactions [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	12 months
Charge-offs [Member] | Mortgage Leasing (Household And Business) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	36 months